Supplement to the
PAS International
Fund of Funds®,
PAS Small Cap
Fund of Funds®,
PAS U.S. Opportunity
Fund of Funds®,
PAS Income Opportunities
Fund of Funds®, and
PAS Core Income
Fund of Funds®
April 29, 2009
Prospectus

The following information supplements the information for PAS U.S. Opportunity found in the "Principal Investment Strategies" section on page 5.

  Investing in underlying funds that establish long and short positions in equity securities and in derivatives on those securities. Underling funds may have exposure to futures contracts, options, swaps, contracts for differences and other derivatives. Such derivatives may be used to hedge various investments, for risk management, to obtain significant amounts of long or short exposure and to attempt to increase the underlying fund's income or gain.
  Investing in underlying funds that use derivatives to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

The following information supplements the information for PAS U.S. Opportunity found in the "Principal Investment Risks" section beginning on page 5.

  Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the fund's original investment. Many derivatives will give rise to a form of leverage. As a result, the fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's portfolio securities.
  Short Sales and Leverage Risk. Short sales pose more risk than long positions. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Leverage can increase market exposure and magnify investment risks.

PFOF-09-02 October 28, 2009
1.901567.101

The following information replaces the similar information found in the "Fee Table" section beginning on page 13.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

PAS International	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	1.18%
	Total annual fund operating expensesA	1.43%
	Less waiver and reimbursementB	0.25%
	Net expenses	1.18%
PAS Small Cap	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	1.23%
	Total annual fund operating expensesA	1.48%
	Less waiver and reimbursementB	0.25%
	Net expenses	1.23%
PAS U.S. Opportunity	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	1.05%
	Total annual fund operating expensesA	1.30%
	Less waiver and reimbursementC	0.25%
	Net expenses	1.05%
PAS Income Opportunities	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.01%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	0.88%
	Total annual fund operating expensesA	1.14%
	Less waiver and reimbursementB	0.26%
	Net expenses	0.88%
PAS Core Income	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.01%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	0.67%
	Total annual fund operating expensesA	0.93%
	Less waiver and reimbursementB	0.26%
	Net expenses	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive each fund's management fee until March 31, 2012. In addition, Strategic Advisers has contractually agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.00% of their respective average daily net assets until March 31, 2012.

C Strategic Advisers has contractually agreed to waive its management fee until September 30, 2011. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.00% of its average daily net assets until September 30, 2011.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses and includes Strategic Advisers' fee waiver and expense reimbursement for each period shown, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

PAS International	1 year	$ 120
	3 years	$ 377
	5 years	$ 708
	10 years	$ 1,646
PAS Small Cap	1 year	$ 125
	3 years	$ 392
	5 years	$ 735
	10 years	$ 1,702
PAS U.S. Opportunity	1 year	$ 107
	3 years	$ 350
	5 years	$ 652
	10 years	$ 1,512
PAS Income Opportunities	1 year	$ 90
	3 years	$ 283
	5 years	$ 550
	10 years	$ 1,314
PAS Core Income	1 year	$ 68
	3 years	$ 217
	5 years	$ 436
	10 years	$ 1,069

The following information supplements the information for PAS U.S. Opportunity found in the "Principal Investment Strategies" section beginning on page 18.

Strategic Advisers invests in underlying funds that may establish long and short positions in equity securities and derivatives on those securities. Derivatives are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the fund can invest. An underlying fund may use futures contracts, options, swaps, contracts for differences (CFDs) and other derivatives as tools in the management of the fund's assets. An underlying fund may use derivatives to hedge various investments, for risk management, to obtain significant amounts of long or short exposure and to increase the fund's income or gain.

An underlying fund may use a long/short strategy. Such strategy involves investment in a variety of equity securities and, ordinarily, no single equity exposure is expected to make up more than 5% of the gross long exposure except that companies with large weights in the S&P 500 Index may be held as overweights in the strategy, resulting in positions of greater than 5% in those securities. The strategy involves maintenance of an approximate net 100% long exposure to the equity market (long market value minus short market value). However, the long and short positions held will vary in size as market opportunities change. Long positions and their equivalents will range between 90% and 150% of the value of net assets in the strategy. Short positions will range between 0% and 50% of the value of net assets in the strategy. In rising markets, it is expected that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.

The following information supplements the information found in the "Principal Investment Risks" section beginning on page 21.

High Portfolio Turnover. Active and frequent trading will lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains. High rates of portfolio turnover may result in short-term capital gains that will generally be taxable to shareholders as ordinary income.

Derivatives. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed an underlying fund's original investment. Many derivatives will give rise to a form of leverage. As a result, a fund may be more volatile than if the fund had not been leveraged because the leverage tends to exaggerate the effect of any increase or decrease in the value of a fund's portfolio securities. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

A fund's use of derivatives may not be successful, resulting in losses to that fund, and the cost of hedging may reduce that fund's returns. Derivatives also expose a fund to the credit risk of the derivative counterparty. In addition, a fund may use derivatives for non-hedging purposes which increases a fund's potential for loss.

Short Sales and Leverage Risk. Short sales involve the sale of a security a fund has borrowed, with the expectation that the security will underperform the market. Short sales create a risk that a fund will be required to close the short position by buying the security at a time when the security has appreciated in value, thus resulting in a loss to a fund. A short position in a security poses more risk than holding the same security long.

Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what a fund originally paid for the security together with any transaction costs. A fund may not always be able to borrow a security a fund seeks to sell short at a particular time or at an acceptable price. As a result, a fund may be unable to fully implement its investment strategy due to a lack of available stocks or for other reasons. It is possible that the market value of the securities a fund holds in long positions will decline at the same time that the market value of the securities a fund has sold short increases, thereby increasing a fund's potential volatility. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales. Regulatory bans on certain short selling activities may prevent a fund from fully implementing its strategy. Short sales involve leverage because a fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for a fund. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions.